Cover	Sep. 23, 2021	Sep. 16, 2021	May 13, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Sep. 23, 2021
Entity Registrant Name		MACROGENICS, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36112
Entity Tax Identification Number		06-1591613
Entity Address, Address Line One		9704 Medical Center Drive
Entity Address, City or Town		Rockville,
Entity Address, State or Province		MD
Entity Address, Postal Zip Code		20850
City Area Code			301
Local Phone Number			251-5172
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		MGNX
Security Exchange Name		NASDAQ
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0001125345
Amendment Flag		false